17. PROPERTY, PLANT AND EQUIPMENT, NET (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 3,935.7	R$ 4,503.8
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 239.0	330.0
Type of collateral	Financial/Tax
Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 1,220.7	1,290.4
Type of collateral	Financial/Tax
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 1,877.4	2,318.7
Type of collateral	Financial/Labor/Tax/Civil
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 579.4	540.9
Type of collateral	Financial/Tax
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 18.6	21.9
Type of collateral	Financial/Tax
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 0.6	1.5
Type of collateral	Financial/Tax
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 0.0	R$ 0.4
Type of collateral	Financial/Tax